THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
    AUGUST 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
     WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2009 BUT FOR WHICH
                 CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Offshore Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel J. McNally
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally              St. Francis, Wisconsin     December 16, 2008
-------------------------------     ----------------------     -----------------
         (Signature)                    (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $123,322 (thousands)

List of Other Included Managers:        None

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                                                    FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1      Column 2  Column 3  Column 4             Column 5             Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                   Title of             Value      Shrs or     SH/    Put/     Investment      Other         Voting Authority
                     Class    CUSIP    (X$1000)    Prn Amt     PRN    Call     Discretion    Managers     Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch
Cos Inc.           Common   035229103   123,322   1,985,230    SH                Sole                    1,985,230
------------------------------------------------------------------------------------------------------------------------------------